Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [Line Items]
Segment revenue										$ 844,369	$ 752,997	$ 447,616
Service cost										170,945	175,877	173,919
Segment Revenue less Service Cost										673,424	577,120	273,697
Other income		$ 61	$ 78	$ 78	$ 3	$ 161	$ 174	$ 88	$ 12	220	435	363
Personnel expenses		(28,216)	(29,645)	(28,745)	(26,961)	(28,427)	(26,894)	(29,015)	(29,821)	(113,567)	(114,157)	(73,736)
Marketing and sales promotion expenses	[1]									(552,905)	(529,559)	(224,424)
Other operating expenses		(35,719)	(33,631)	(30,961)	(32,984)	(30,063)	(32,632)	(28,272)	(29,599)	(133,295)	(120,566)	(81,585)
Depreciation, amortization and impairment		(6,903)	(6,586)	(6,610)	(6,718)	(10,627)	(6,931)	(7,707)	(7,447)	(26,817)	(32,712)	(29,702)
Finance income										6,459	5,189	45,268
Finance costs										(11,329)	(3,901)	(18,289)
Impairment in respect of an equity accounted investee										(9,926)
Share of loss of equity-accounted investees										(887)	(1,998)	(1,702)
Loss before tax		(40,939)	(29,493)	(46,995)	(51,196)	(44,031)	(45,432)	(62,271)	(68,415)	(168,623)	(220,149)	(110,110)
Less: Promotion expenses recorded as a reduction of revenue	[2]									(358,358)	(77,741)
Other revenue		8,163	8,426	5,836	5,603	5,457	5,038	3,319	3,156	28,028	16,970	9,233
Total revenue		$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 157,806	$ 172,477	$ 152,917	$ 192,056	486,011	675,256	447,616
Less: Promotion expenses recorded as a reduction of revenue	[2]									358,358	77,741
Loyalty program costs excluded from service cost										2,467
Consolidated marketing and sales promotion expenses										(192,080)	(451,818)	(224,424)
Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Segment revenue										815,480	736,027	438,383
Service cost										170,887	175,877	173,919
Segment Revenue less Service Cost										644,593	560,150	264,464
Less: Promotion expenses recorded as a reduction of revenue	[2]									(357,497)	(77,741)
Consolidated Revenue										457,983	658,286	438,383
Less: Promotion expenses recorded as a reduction of revenue	[2]									357,497	77,741
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Segment revenue										235,346	202,064	118,514
Service cost										1,193
Segment Revenue less Service Cost										234,153	202,064	118,514
Less: Promotion expenses recorded as a reduction of revenue	[2]									(68,632)	(34,673)
Consolidated Revenue										166,714	167,391	118,514
Less: Promotion expenses recorded as a reduction of revenue	[2]									68,632	34,673
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Segment revenue										512,439	483,031	314,254
Service cost										160,824	169,347	173,919
Segment Revenue less Service Cost										351,615	313,684	140,335
Less: Promotion expenses recorded as a reduction of revenue	[2]									(274,915)	(43,068)
Consolidated Revenue										237,524	439,963	314,254
Less: Promotion expenses recorded as a reduction of revenue	[2]									274,915	43,068
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Segment revenue										67,695	50,932	5,615
Service cost										8,870	6,530
Segment Revenue less Service Cost										58,825	44,402	5,615
Less: Promotion expenses recorded as a reduction of revenue	[2]									(13,950)
Consolidated Revenue										53,745	50,932	5,615
Less: Promotion expenses recorded as a reduction of revenue	[2]									13,950
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Segment revenue										28,889	16,970	9,233
Service cost										58
Segment Revenue less Service Cost										28,831	16,970	9,233
Less: Promotion expenses recorded as a reduction of revenue	[2]									(861)
Other revenue										28,028	$ 16,970	$ 9,233
Less: Promotion expenses recorded as a reduction of revenue	[2]									861
Loyalty program costs excluded from service cost										$ 2,467

[1]	Certain loyalty program costs excluded from service cost amounting to USD 2,467 (March 31, 2018: Nil and March 31, 2017: Nil) for “All other segments” and included in marketing and sales promotion expenses.
[2]	Notes: **For purposes of reporting to the CODM, certain promotion expenses including customers discounts, customer inducement and acquisition cost and loyalty programs costs, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses.